RELATED PARTY TRANSACTIONS - Amounts due to officers (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts due to officers
Due to officers	$ 4,273,733	$ 4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	3,673,733	4,123,732
Salaries and other compensation
Amounts due to officers
Due to officers	4,108,500	4,108,500
Invoices paid on behalf of the Company
Amounts due to officers
Due to officers	$ 165,233	615,232
Officer [Member]
Amounts due to officers
Due to officers		4,723,732	$ 4,888,913
Officer [Member] | Invoices paid on behalf of the Company
Amounts due to officers
Due to officers		615,232	904,913
Officer [Member] | Salaries and allowances
Amounts due to officers
Due to officers		$ 4,108,500	$ 3,984,000